Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Xtrackers MSCI Eurozone Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Xtrackers MSCI Eurozone Hedged Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Xtrackers MSCI Eurozone Hedged Equity ETF (the "fund") seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses that you will pay when you buy and hold shares. You may also pay brokerage commissions on the purchase and sale of shares of the fund, which are not reflected in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of shares of the fund, which are not reflected in the table.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, using a "passive" or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is designed to track the performance of equity securities based in the countries in the European Monetary Union (the "EMU"), while seeking to mitigate exposure to fluctuations between the value of the US dollar and the euro. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities (or a substantial number of the component securities) of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. The Underlying Index is composed of equities from countries in the EMU, or the "Eurozone," that have adopted the euro as their common currency and sole legal tender. The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index.

As of July 31, 2019, the Underlying Index consisted of 704 securities with an average market capitalization of approximately $6.97 billion and a minimum market capitalization of approximately $76 million from issuers in the following countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal and Spain.

The fund enters into forward currency contracts designed to offset the fund's exposure to the euro. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The fund (and the Underlying Index) hedges the euro in the portfolio to US dollars by selling the euro forward at the one-month forward rate published by WM/Reuters.

The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to the euro based on currency weights as of the beginning of each month. While this approach is designed to minimize the impact of currency fluctuations on fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of the euro relative to the US dollar. The fund may use non-deliverable forward ("NDF") contracts to execute its hedging transactions. An NDF is a contract where there is no physical settlement of two currencies at maturity (as opposed to deliverable forward contracts, which per their terms are settled by physical delivery of the currencies). Rather, based on the movement of the currencies and the contractually agreed upon exchange rate, a net cash settlement is made by one party to the other in US dollars.

The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from issuers in the Eurozone. As of July 31, 2019, a significant percentage of the Underlying Index was comprised of securities of issuers from France (33.3%) and Germany (27.1%).

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2019, a significant percentage of the Underlying Index was comprised of issuers in the financial services (16.3%) and industrials (15.7%) sectors. The financial services sector includes companies involved in banking, consumer finance, asset management and custody banks, as well as investment banking and brokerage and insurance. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. To the extent that the fund tracks the Underlying Index, the fund's investment in certain sectors or countries may change over time.

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the fund, and the fund's performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled "Additional Information About Fund Strategies, Underlying Index Information and Risks" and in the Statement of Additional Information ("SAI").

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. Further, geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes and related geopolitical events have led, and in the future may lead, to increased short-term market volatility, which may disrupt securities markets and have adverse long-term effects on US and world economies and markets. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

Depositary receipt risk. Depositary receipts involve similar risks to those associated with investments in securities of non-US issuers. Depositary receipts also may be less liquid than the underlying shares in their primary trading market.

European investment risk. European financial markets have experienced volatility in recent years and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt level and possible default on or restructuring of government debt in several European countries. A default or debt restructuring by any European country would adversely impact holders of that country's debt, and sellers of credit default swaps linked to that country's creditworthiness. Most countries in Western Europe are members of the European Union (EU), which faces major issues involving its membership, structure, procedures and policies. In June 2016, citizens of the United Kingdom approved a referendum to leave the EU and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is currently scheduled to occur by the end of October 2019. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy, which could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth.

European countries are also significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union (EMU), and it is possible that the timing and substance of these controls may not address the needs of all EMU member countries. Investing in euro-denominated securities also risks exposure to a currency that may not fully reflect the strengths and weaknesses of the disparate economies that comprise Europe. There is continued concern over member state-level support for the euro, which could lead to certain countries leaving the EMU, the implementation of currency controls, or potentially the dissolution of the euro. The dissolution of the euro could have significant negative effects on European financial markets.

Small and medium-sized company risk. Small and medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small and medium-sized companies, since they lack the financial resources of larger companies. Small and medium-sized company stocks are typically less liquid than large company stocks.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Financial services sector risk. To the extent that the fund invests significantly in the financial services sector, the fund will be sensitive to changes in, and the fund's performance may depend to a greater extent on, the overall condition of the financial services sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and the ensuing financial crisis in 2008 resulted in an unusually high degree of volatility in the financial markets for an extended period of time, the effects of which may persist indefinitely.

Industrials sector risk. To the extent that the fund invests significantly in the industrials sector, the fund will be sensitive to changes in, and the fund's performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Forward currency contract risk. The fund's forward currency contracts may not be successful in minimizing the impact of changes in the value of the non-US currencies against the US dollar. To the extent the fund's forward currency contracts are not successful, the US dollar value of your investment in the fund may go down. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of non-US currencies against the US dollar during the month may affect the value of the fund's investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the fund may also go up or down quickly and unpredictably and investors may lose money. NDFs may be less liquid than deliverable forward currency contracts. A lack of liquidity in NDFs of the hedged currency could adversely affect the fund's ability to hedge against currency fluctuations and properly track the Underlying Index.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Indexing risk. While the exposure of an index to its component securities is by definition 100%, the fund's effective exposure to index securities may vary over time. Because an index fund is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Tracking error risk. The performance of the fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund's return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund's securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund's NAV to the extent not offset by the transaction fee payable by an "Authorized Participant" ("AP"). Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, to the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index) it may cause the fund to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities' closing prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund's ability to track the Underlying Index may be adversely affected. For tax efficiency purposes, the fund may sell certain securities, and such sale may cause the fund to realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund's return may deviate significantly from the return of the Underlying Index.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund's holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund's holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund's shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares' NAV is likely to widen. The bid-ask spread of the fund may be wider in comparison to the bid-ask spread of other ETFs, given the liquidity of the fund's assets and the Underlying Index's (and thus the fund's) hedging strategy. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund's NAV. The fund's investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.

Valuation risk. Because non-US markets may be open on days when the fund does not price its shares, the value of the securities in the fund's portfolio may change on days when shareholders will not be able to purchase or sell the fund's shares.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Operational risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund's distributor may engage in creation or redemption transactions directly with the fund (as described below under "Buying and Selling Shares"). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events, and securities lending in general, could trigger adverse tax consequences for the fund and its investors. For example, if the fund loans its securities, the fund and its investors may lose the ability to treat certain fund distributions associated with those securities as qualified dividend income.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the fund, and the fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of the Underlying Index and a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available on the fund's website at www.Xtrackers.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of the Underlying Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.Xtrackers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	17.99%	March 31, 2015
Worst Quarter	-12.30%	December 31, 2018
Year-to-Date	18.45%	June 30, 2019

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2018 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts ("IRAs") or employee-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts ("IRAs") or employee-sponsored retirement plans.
Xtrackers MSCI Eurozone Hedged Equity ETF | Xtrackers MSCI Eurozone Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567
2015	rr_AnnualReturn2015	9.89%
2016	rr_AnnualReturn2016	5.95%
2017	rr_AnnualReturn2017	15.72%
2018	rr_AnnualReturn2018	(10.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.30%)
Xtrackers MSCI Eurozone Hedged Equity ETF | before tax | Xtrackers MSCI Eurozone Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2014
Xtrackers MSCI Eurozone Hedged Equity ETF | After tax on distributions | Xtrackers MSCI Eurozone Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Xtrackers MSCI Eurozone Hedged Equity ETF | After tax on distributions and sale of fund shares | Xtrackers MSCI Eurozone Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Xtrackers MSCI Eurozone Hedged Equity ETF | MSCI EMU IMI US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Xtrackers MSCI Eurozone Hedged Equity ETF | MSCI EMU IMI Net Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%